Selected Operating Expenses and Additional Information - Additional Information (Detail) - employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Payroll Personnel Employed Per Sector [Line Items]
Average number of payroll employees in FTEs	15,136	12,852	11,824
Netherlands [Member]
Payroll Personnel Employed Per Sector [Line Items]
Average number of payroll employees in FTEs	7,211	6,567	6,113